MARKETABLE SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Other comprehensive income from available-for-sale securities as of January 1, 2014	$ 138	$ 173
Unrealized loss from available-for-sale securities	(259)	(35)
Other comprehensive income from available-for-sale securities as of December 31, 2014	$ (121)	$ 138